Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions Used to Determine Fair Value of Stock Options Granted

The assumptions used to determine the fair value of stock options granted are as follows, presented on a weighted average basis:

	Year Ended December 31,
	2012	2011
Risk-free interest rate	0.63%	0.97%
Expected term (in years)	4.1	4.7
Expected volatility	56%	56%
Expected dividend yield	0%	0%

Stock Option Activity

Stock option activity during the years ended December 31, 2011 and 2012:

	Number of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In Years)
Outstanding at December 31, 2010	2,389,444	$2.67	6.1	$6,153
Granted(1)	248,333	$7.26
Exercised	—	$—
Forfeited and canceled	(84,166)	$2.90

Outstanding at December 31, 2011	2,553,611	$3.11	5.3	$15,951
Granted(2)	902,977	$9.76
Exercised	(184,335)	$1.70
Forfeited and canceled	(326,082)	$8.35

Outstanding at December 31, 2012	2,946,171	$4.66	4.2	$60,383

Vested and expected to vest at December 31, 2012	2,835,082	$4.57	4.8	$58,364

Exercisable at December 31, 2012	1,579,209	$3.17	4.2	$34,725

(1)	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.
(2)	On May 9, 2012, the Company’s board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.

Recognized Share-Based Compensation Expense from All Awards

The Company recognized share-based compensation expense from all awards in the following expense categories:

	Year Ended December 31,
	2012	2011	2010
Cost of subscription revenue	$136	$24	$4
Sales and marketing	921	734	100
Research and development	187	155	14
General and administrative	1,178	1,379	31

Total	$2,422	$2,292	$149